DERIVATIVE ROYALTY ASSET (Tables)	7 Months Ended
Dec. 31, 2020
Derivative Royalty Asset [Abstract]
Disclosure of detailed information about changes in derivative royalty asset [Table Text Block]
Derivative
royalty asset
As at May 31, 2020	$—
Additions	7,203,474
Payments received or due under derivative royalty asset	(1,040,100)
Mark-to-market gain on derivative royalty asset	269,236
As at December 31, 2020	$6,432,610

Current portion	$2,416,461
Long - term portion	$4,016,149